Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of Placement of Senior Bonds
In 2024, the Bank issued bonds for UF 21,302,000, CLP 145,550,000,000 and CHF 225,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
AA13	UF	1,795,000	6 years	0.03	09-01-2023	01-03-2024	09-01-2029
AA14	UF	4,567,000	5 years	0.03	12-01-2023	02-07-2024	12-01-2028
W3	UF	3,160,000	7.5 years	0.02	12-01-2018	01-04-2024	06-01-2026
AA15	UF	1,615,000	4 years	0.03	10-01-2023	05-09-2024	11-01-2030
AA16	UF	3,000,000	2.5 years	0.03	04-01-2024	07-05-2024	10-01-2026
T21	UF	2,165,000	7.5 years	2.75	06-01-2022	07-08-2024	12-01-2029
T19	UF	5,000,000	11 years	2.65	08-01-2022	10-17-2024	08-01-2033
Total UF		21,302,000
AA7	CLP	7,350,000,000	3.5 years	0.07	02-24-2023	01-04-2024	08-01-2026
AA10	CLP	25,000,000,000	3 years	0.07	03-01-2023	03-25-2024	03-01-2026
AA8	CLP	67,500,000,000	4.5 years	0.07	03-01-2023	01-05-2024	09-01-2027
AA2	CLP	4,000,000,000	6.5 years	0.06	12-01-2022	01-11-2024	06-01-2029
AA9	CLP	41,700,000,000	8 years	0.06	11-01-2022	01-05-2024	11-01-2030
Total CLP		145,550,000,000
Bonos CHF	CHF	225,000,000	3 years	0.02	01-11-2024	01-25-2024	01-25-2027
Total CHF		225,000,000
In 2023, the Bank issued bonds for UF 7,719,000, CLP 424,400,000,000, USD 30,000,000 and JPY 25,500,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
W3	UF	2,724,000	7.5 years	1.60	12-01-2018	02-21-2023	06-01-2026
W5	UF	3,790,000	9 years	1.80	03-01-2019	01-19-2023	03-01-2028
AA13	UF	1,205,000	6 years	3.40	09-01-2023	11-23-2023	09-01-2029
Total UF		7,719,000
U7	CLP	3,000,000,000	5.5 years	7.00	03-01-2022	02-24-2023	09-01-2027
T18	CLP	75,000,000,000	5.5 years	7.50	06-01-2022	01-09-2023	12-01-2027
AA7	CLP	67,650,000,000	3.5 years	6.80	02-24-2023	02-24-2023	08-01-2026
AA1	CLP	100,000,000,000	6 years	6.60	03-13-2023	03-13-2023	12-01-2028
AA3	CLP	100,000,000,000	8 years	6.20	03-16-2023	03-16-2023	09-01-2030
AA10	CLP	25,000,000,000	3 years	7.10	03-01-2023	06-09-2023	03-01-2026
AA8	CLP	32,500,000,000	4.5 years	6.70	03-01-2023	06-13-2023	09-01-2027
AA2	CLP	18,250,000,000	6.5 years	6.20	12-01-2022	12-05-2023	06-01-2029
AA9	CLP	3,000,000,000	8 years	6.30	11-01-2022	12-20-2023	11-01-2030
Total CLP		424,400,000,000
Bono USD	USD	30,000,000	1 year	5.84	04-12-2023	04-19-2023	04-19-2024
Total USD		30,000,000
Bono JPY	JPY	10,500,000,000	1 year	0.60	04-24-2023	04-28-2023	04-28-2024
Bono JPY	JPY	7,000,000,000	2 years	0.78	05-24-2023	05-30-2023	05-30-2025
Bono JPY	JPY	8,000,000,000	2 years	0.78	10-20-2023	10-27-2023	10-27-2025
Total JPY		25,500,000,000
The bank has placed the following bonds in the local market:

Serie	Currency	Rate	Placement date	Amount
AA18	UF	3.30%	01-10-25	1,300,000